Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Partners, Inc.
Entity Central Index Key	0001039001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000020707
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class ADV
Trading Symbol	IOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
AssetsNet	$ 80,600,596
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$80,600,596 # of Portfolio Holdings806 Portfolio Turnover Rate86%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

C000020708
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class I
Trading Symbol	IOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 80,600,596
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$80,600,596 # of Portfolio Holdings806 Portfolio Turnover Rate86%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

C000020709
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class S
Trading Symbol	IOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 80,600,596
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$80,600,596 # of Portfolio Holdings806 Portfolio Turnover Rate86%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

C000020704
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class ADV
Trading Symbol	IGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.27%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
AssetsNet	$ 963,728,317
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,728,317 # of Portfolio Holdings74 Portfolio Turnover Rate51%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

C000020705
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class I
Trading Symbol	IGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 963,728,317
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,728,317 # of Portfolio Holdings74 Portfolio Turnover Rate51%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

C000020706
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S
Trading Symbol	IGMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
AssetsNet	$ 963,728,317
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,728,317 # of Portfolio Holdings74 Portfolio Turnover Rate51%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

C000074828
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S2
Trading Symbol	IOGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
AssetsNet	$ 963,728,317
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,728,317 # of Portfolio Holdings74 Portfolio Turnover Rate51%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

C000105147
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	IDXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,041,422,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,041,422,832 # of Portfolio Holdings12 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

C000105149
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	IDXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,041,422,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,041,422,832 # of Portfolio Holdings12 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

C000105146
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	IDXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,041,422,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,041,422,832 # of Portfolio Holdings12 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

C000105150
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	IDXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,041,422,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,041,422,832 # of Portfolio Holdings12 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

C000154758
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class Z
Trading Symbol	VSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,041,422,832
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,041,422,832 # of Portfolio Holdings12 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

C000060446
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,814,452,532
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,814,452,532 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000060443
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,814,452,532
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,814,452,532 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000060444
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,814,452,532
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,814,452,532 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000078382
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	IXISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,814,452,532
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,814,452,532 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000154753
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class Z
Trading Symbol	VSZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,814,452,532
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,814,452,532 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105151
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	IDXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,240,414,619
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,240,414,619 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105153
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	IDXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 1,240,414,619
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,240,414,619 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105155
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	IDXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,240,414,619
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,240,414,619 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105154
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	IDXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,240,414,619
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,240,414,619 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000154759
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class Z
Trading Symbol	VSZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,240,414,619
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,240,414,619 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000060447
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,597,329,243
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,597,329,243 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000060448
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,597,329,243
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,597,329,243 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000060449
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,597,329,243
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,597,329,243 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000078383
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,597,329,243
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,597,329,243 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154754
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class Z
Trading Symbol	VSZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,597,329,243
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,597,329,243 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105156
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	IDXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,089,726,249
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,089,726,249 # of Portfolio Holdings8 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000105158
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	IDXQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,089,726,249
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,089,726,249 # of Portfolio Holdings8 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000105160
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	IDXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 1,089,726,249
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,089,726,249 # of Portfolio Holdings8 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000105159
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	IDXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,089,726,249
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,089,726,249 # of Portfolio Holdings8 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000154760
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class Z
Trading Symbol	VSZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,089,726,249
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,089,726,249 # of Portfolio Holdings8 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000079256
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,107,633,235
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,633,235 # of Portfolio Holdings7 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000079257
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 1,107,633,235
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,633,235 # of Portfolio Holdings7 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000081026
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	IISSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,107,633,235
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,633,235 # of Portfolio Holdings7 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000079258
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	IISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,107,633,235
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,633,235 # of Portfolio Holdings7 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000154756
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class Z
Trading Symbol	VSZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,107,633,235
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,633,235 # of Portfolio Holdings7 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

C000152048
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 757,877,396
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$757,877,396 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000152047
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 757,877,396
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$757,877,396 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000152049
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 757,877,396
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$757,877,396 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000152050
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 757,877,396
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$757,877,396 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000154761
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class Z
Trading Symbol	VSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 757,877,396
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$757,877,396 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000219031
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 270,141,121
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$270,141,121 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000219027
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 270,141,121
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$270,141,121 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000219028
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VIQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 270,141,121
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$270,141,121 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000219029
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VIQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 270,141,121
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$270,141,121 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000219030
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class Z
Trading Symbol	VIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 270,141,121
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$270,141,121 # of Portfolio Holdings7 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

C000259633
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class ADV
Trading Symbol	VSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 13,514,254
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,514,254 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

C000259629
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class I
Trading Symbol	VSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 13,514,254
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,514,254 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

C000259630
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class S
Trading Symbol	VSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 13,514,254
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,514,254 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

C000259631
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class S2
Trading Symbol	VSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 13,514,254
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,514,254 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

C000259632
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class Z
Trading Symbol	VSIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 13,514,254
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$13,514,254 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

C000060451
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,401,508,007
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,508,007 # of Portfolio Holdings13 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

C000060452
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,401,508,007
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,508,007 # of Portfolio Holdings13 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

C000060453
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,401,508,007
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,508,007 # of Portfolio Holdings13 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

C000078384
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IIIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,401,508,007
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,508,007 # of Portfolio Holdings13 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

C000154755
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class Z
Trading Symbol	VSZJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,401,508,007
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,508,007 # of Portfolio Holdings13 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

C000027234
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IFTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 171,465,964
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$171,465,964 # of Portfolio Holdings177 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

C000027235
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 171,465,964
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$171,465,964 # of Portfolio Holdings177 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

C000027236
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 171,465,964
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$171,465,964 # of Portfolio Holdings177 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

C000074834
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	ITFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 171,465,964
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$171,465,964 # of Portfolio Holdings177 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

C000105166
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	ISNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 78,501,443
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,501,443 # of Portfolio Holdings19 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

C000105168
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	ISNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 78,501,443
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,501,443 # of Portfolio Holdings19 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

C000105170
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	ISNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 78,501,443
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,501,443 # of Portfolio Holdings19 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

C000105169
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	ISNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 78,501,443
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,501,443 # of Portfolio Holdings19 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

C000020730
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 644,556,538
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$644,556,538 # of Portfolio Holdings17 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

C000020731
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 644,556,538
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$644,556,538 # of Portfolio Holdings17 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

C000020732
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 644,556,538
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$644,556,538 # of Portfolio Holdings17 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

C000078369
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	ISPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 644,556,538
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$644,556,538 # of Portfolio Holdings17 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

C000105171
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	ISNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 68,235,857
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,235,857 # of Portfolio Holdings17 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

C000105173
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	ISNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 68,235,857
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,235,857 # of Portfolio Holdings17 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

C000105175
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	ISNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 68,235,857
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,235,857 # of Portfolio Holdings17 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

C000105174
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	ISNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 68,235,857
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$68,235,857 # of Portfolio Holdings17 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

C000020734
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 537,221,568
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$537,221,568 # of Portfolio Holdings16 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

C000020735
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 537,221,568
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$537,221,568 # of Portfolio Holdings16 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

C000020736
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 537,221,568
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$537,221,568 # of Portfolio Holdings16 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

C000078370
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 537,221,568
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$537,221,568 # of Portfolio Holdings16 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

C000105176
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	ISNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 63,452,340
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,452,340 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000105178
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	ISNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 63,452,340
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,452,340 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000105180
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	ISNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 63,452,340
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,452,340 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000105179
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	ISNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 63,452,340
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,452,340 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000079260
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 215,721,835
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,721,835 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000079261
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 215,721,835
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,721,835 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000081027
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	ISSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 215,721,835
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,721,835 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000079262
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	ITSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 215,721,835
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$215,721,835 # of Portfolio Holdings14 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000152042
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 47,218,066
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,218,066 # of Portfolio Holdings14 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000152046
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 47,218,066
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,218,066 # of Portfolio Holdings14 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000152043
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 47,218,066
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,218,066 # of Portfolio Holdings14 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000152044
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 47,218,066
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,218,066 # of Portfolio Holdings14 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000219036
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 31,204,371
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,204,371 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000219032
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 31,204,371
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,204,371 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000219033
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VSSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 31,204,371
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,204,371 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000219034
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VSQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 31,204,371
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$31,204,371 # of Portfolio Holdings14 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000259634
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class ADV
Trading Symbol	VSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 5,904,846
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,904,846 # of Portfolio Holdings15 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000259635
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class I
Trading Symbol	VSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 5,904,846
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,904,846 # of Portfolio Holdings15 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000259636
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class S
Trading Symbol	VSSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 5,904,846
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,904,846 # of Portfolio Holdings15 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000259637
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class S2
Trading Symbol	VSSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 5,904,846
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,904,846 # of Portfolio Holdings15 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

C000125843
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 228,906,293
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$228,906,293 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

C000125844
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 228,906,293
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$228,906,293 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

C000168863
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
AssetsNet	$ 228,906,293
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$228,906,293 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

C000125845
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 228,906,293
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$228,906,293 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

C000125846
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 228,906,293
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$228,906,293 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

C000049965
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class ADV
Trading Symbol	ISGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 210,422,807
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,422,807 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

C000049966
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class I
Trading Symbol	ISGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 210,422,807
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,422,807 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

C000168859
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class R6
Trading Symbol	VYRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 210,422,807
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,422,807 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

C000049967
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S
Trading Symbol	ISGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 210,422,807
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,422,807 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

C000087528
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S2
Trading Symbol	ISGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 210,422,807
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$210,422,807 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

C000087525
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ICGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 88,280,498
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,280,498 # of Portfolio Holdings18 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

C000087526
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class I
Trading Symbol	ICGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 88,280,498
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,280,498 # of Portfolio Holdings18 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

C000168862
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 88,280,498
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,280,498 # of Portfolio Holdings18 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

C000087527
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S
Trading Symbol	ICGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 88,280,498
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,280,498 # of Portfolio Holdings18 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

C000087524
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S2
Trading Symbol	ICGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 88,280,498
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,280,498 # of Portfolio Holdings18 Portfolio Turnover Rate25%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

C000020738
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 478,443,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,443,848 # of Portfolio Holdings18 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

C000020739
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 478,443,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,443,848 # of Portfolio Holdings18 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

C000020740
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 478,443,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,443,848 # of Portfolio Holdings18 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

C000078371
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IJKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 478,443,848
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,443,848 # of Portfolio Holdings18 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

C000087520
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 90,371,546
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$90,371,546 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

C000087521
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 90,371,546
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$90,371,546 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

C000168861
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 90,371,546
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$90,371,546 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

C000087522
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 90,371,546
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$90,371,546 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

C000087523
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 90,371,546
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$90,371,546 # of Portfolio Holdings15 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

C000029752
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
AssetsNet	$ 271,177,648
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$271,177,648 # of Portfolio Holdings236 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

C000029753
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 271,177,648
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$271,177,648 # of Portfolio Holdings236 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

C000029754
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
AssetsNet	$ 271,177,648
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$271,177,648 # of Portfolio Holdings236 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

C000074837
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	ISMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$67	1.26%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
AssetsNet	$ 271,177,648
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$271,177,648 # of Portfolio Holdings236 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

C000020754
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class ADV
Trading Symbol	IBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.50%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.50%
AssetsNet	$ 211,297,850
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,297,850 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

C000020755
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class I
Trading Symbol	IBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	1.00%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%
AssetsNet	$ 211,297,850
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,297,850 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

C000168853
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$46	1.00%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%
AssetsNet	$ 211,297,850
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,297,850 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

C000020756
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S
Trading Symbol	IBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$58	1.25%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.25%
AssetsNet	$ 211,297,850
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,297,850 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

C000074832
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S2
Trading Symbol	IBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$65	1.40%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.40%
AssetsNet	$ 211,297,850
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,297,850 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

C000020760
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class ADV
Trading Symbol	ISBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
AssetsNet	$ 75,585,501
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$75,585,501 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

C000020761
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class I
Trading Symbol	ISFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 75,585,501
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$75,585,501 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

C000020762
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class S
Trading Symbol	ISCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 75,585,501
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$75,585,501 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

C000027676
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value and Inflection Portfolio
Class Name	Class ADV
Trading Symbol	ICSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$79	1.43%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.43%
AssetsNet	$ 74,811,169
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,811,169 # of Portfolio Holdings105 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

C000027677
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value and Inflection Portfolio
Class Name	Class I
Trading Symbol	ICISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$52	0.93%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
AssetsNet	$ 74,811,169
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,811,169 # of Portfolio Holdings105 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

C000168857
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value and Inflection Portfolio
Class Name	Class R6
Trading Symbol	VYRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
AssetsNet	$ 74,811,169
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,811,169 # of Portfolio Holdings105 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

C000027678
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value and Inflection Portfolio
Class Name	Class S
Trading Symbol	ICSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$66	1.18%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
AssetsNet	$ 74,811,169
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,811,169 # of Portfolio Holdings105 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

C000074835
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value and Inflection Portfolio
Class Name	Class S2
Trading Symbol	ICVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$74	1.33%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.33%
AssetsNet	$ 74,811,169
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,811,169 # of Portfolio Holdings105 Portfolio Turnover Rate59%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

C000020751
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class ADV
Trading Symbol	IVKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
AssetsNet	$ 232,989,639
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,989,639 # of Portfolio Holdings81 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

C000020752
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class I
Trading Symbol	IVKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 232,989,639
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,989,639 # of Portfolio Holdings81 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

C000020753
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class S
Trading Symbol	IVKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 232,989,639
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,989,639 # of Portfolio Holdings81 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

C000020757
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class ADV
Trading Symbol	IUAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 463,526,757
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,526,757 # of Portfolio Holdings349 Portfolio Turnover Rate63%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

C000020758
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class I
Trading Symbol	IUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 463,526,757
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,526,757 # of Portfolio Holdings349 Portfolio Turnover Rate63%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

C000020759
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S
Trading Symbol	IUASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 463,526,757
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,526,757 # of Portfolio Holdings349 Portfolio Turnover Rate63%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

C000074833
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S2
Trading Symbol	IVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 463,526,757
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,526,757 # of Portfolio Holdings349 Portfolio Turnover Rate63%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

C000020695
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IJMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$71	1.36%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
AssetsNet	$ 189,093,407
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,093,407 # of Portfolio Holdings105 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

C000020696
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IJMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 189,093,407
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,093,407 # of Portfolio Holdings105 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

C000020697
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IJMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
AssetsNet	$ 189,093,407
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,093,407 # of Portfolio Holdings105 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

C000074827
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IJPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
AssetsNet	$ 189,093,407
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,093,407 # of Portfolio Holdings105 Portfolio Turnover Rate45%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

C000020742
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IAXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
AssetsNet	$ 963,157,359
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,157,359 # of Portfolio Holdings307 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

C000020743
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 963,157,359
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,157,359 # of Portfolio Holdings307 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

C000168850
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 963,157,359
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,157,359 # of Portfolio Holdings307 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

C000020744
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IAXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 963,157,359
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,157,359 # of Portfolio Holdings307 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

C000074830
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IAXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
AssetsNet	$ 963,157,359
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$963,157,359 # of Portfolio Holdings307 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%